Non-Controlling Interest in Consolidated Subsidiaries - Narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 4,010		$ 83,629	$ 74,509
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			82,522	73,151
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			76	312
Proximity Americas Division
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			$ 1,031	$ 1,046

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4